Offerings	Oct. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,354,123.65
Fee Rate	0.0087%
Amount of Registration Fee	$ 117.81
Offering Note
(1)	Calculated as the aggregate maximum purchase price for units of beneficial interest, based upon the net asset value per Class I Share as of June 30, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note
(1)	Calculated as the aggregate maximum purchase price for units of beneficial interest, based upon the net asset value per Class I Share as of June 30, 2026.